Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefit Plans [Abstract]
Schedule of expenses included on consolidated statements of income (loss) and consolidated statements of comprehensive income (loss)
	Pension plans			Other post-employment benefit plans
Years ended December 31,	2019	2018	2017	2019	2018	2017
Consolidated statements of income (loss)
Operating expenses	$6,198	$6,345	$6,239	$116	$276	$243
Interest expense	$524	$658	$650	$815	$830	$861
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$(3,325)	$(4,555)	$3,761	$2,191	$(3,200)	$1,410

Schedule of pension and other post-employment benefits obligations, included in other long-term liabilities

The balance sheet obligations, distributed between pension and other post-employment benefits, included in other long-term liabilities (Note 23) were as follows:

As at December 31,	2019	2018
Pension benefits	$8,566	$10,905
Other post-employment benefits	23,508	21,330
Accrued benefit liabilities	$32,074	$32,235

Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance

The amounts recognized in the balance sheets and the funded statuses of the benefit plans were as follows:

	2019		2018
As at December 31,	Pension	Other	Pension	Other
Present value of funded obligations	$331,737	$—	$292,914	$—
Fair value of plan assets	(324,257)	—	(283,064)	—
	7,480	—	9,850	—
Present value of unfunded obligations	1,086	23,508	1,055	21,330
Accrued benefit liabilities	$8,566	$23,508	$10,905	$21,330

Schedule of changes in benefit obligations and fair value of plan assets

The changes in the benefit obligations and in the fair value of plan assets were as follows:

	Pension	Other	Total
Change in benefit obligations
Benefit obligation, January 1, 2019	$293,969	$21,330	$315,299
Current service cost	5,701	116	5,817
Interest expense	11,241	815	12,056
Remeasurements
Actuarial losses arising from plan experience	1,773	235	2,008
Actuarial losses from change in demographic assumptions	—	16	16
Actuarial losses from changes in financial assumptions	28,531	1,940	30,471
Benefits paid	(9,483)	(758)	(10,241)
Contributions by plan participants	1,091	—	1,091
Foreign exchange	—	(186)	(186)
Benefit obligation, December 31, 2019	332,823	23,508	356,331
Change in fair value of plan assets
Fair value of plan assets, January 1, 2019	(283,064)	—	(283,064)
Contributions by plan participants	(1,091)	—	(1,091)
Contributions by employer	(5,736)	(758)	(6,494)
Interest income	(10,717)	—	(10,717)
Benefits paid	9,483	758	10,241
Remeasurements
Return on plan assets, excluding interest income	(33,629)	—	(33,629)
Administrative costs	497	—	497
Fair value of plan assets, December 31, 2019	(324,257)	—	(324,257)
Accrued benefit liabilities, December 31, 2019	$8,566	$23,508	$32,074
	Pension	Other	Total
Change in benefit obligations
Benefit obligation, January 1, 2018	$307,781	$23,896	$331,677
Current service cost	5,905	276	6,181
Interest expense	10,836	830	11,666
Remeasurements
Actuarial gains arising from plan experience	(1,018)	(701)	(1,719)
Actuarial gains from change in demographic assumptions	(8,363)	(1,072)	(9,435)
Actuarial gains from changes in financial assumptions	(13,125)	(1,427)	(14,552)
Benefits paid	(9,190)	(743)	(9,933)
Contributions by plan participants	1,146	—	1,146
Foreign exchange	—	297	297
Other	(3)	(26)	(29)
Benefit obligation, December 31, 2018	293,969	21,330	315,299
Change in fair value of plan assets
Fair value of plan assets, January 1, 2018	(291,612)	—	(291,612)
Contributions by plan participants	(1,146)	—	(1,146)
Contributions by employer	(7,709)	(743)	(8,452)
Interest income	(10,178)	—	(10,178)
Benefits paid	9,190	743	9,933
Remeasurements
Return on plan assets, excluding interest income	17,951	—	17,951
Administrative costs	440	—	440
Fair value of plan assets, December 31, 2018	(283,064)	—	(283,064)
Accrued benefit liabilities, December 31, 2018	$10,905	$21,330	$32,235

Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans

The estimated future benefit payments for the defined benefit pension plans and other post-employment benefit plans until 2029 are as follows:

	Pension	Other
2020	$10,848	$861
2021	$11,451	$894
2022	$12,007	$929
2023	$12,649	$964
2024	$13,368	$1,000
2025 to 2029	$76,594	$6,409

Schedule of fair value of plan assets allocation by type of investment

The fair value of the plan assets were allocated as follows between the various types of investments:

As at December 31,	2019	2018
Equity securities
Canada	22.3%	20.8%
United States	19.8%	12.7%
International (other than United States)	14.1%	18.1%
Fixed income instruments
Canada	41.2%	45.7%
Cash and cash equivalents
Canada	2.6%	2.7%

Schedule of significant assumptions adopted in measuring pension and other benefit obligations

The following are the significant assumptions adopted in measuring the Company’s pension and other benefit obligations:

As at December 31,	Pension 2019	Other 2019		Pension 2018	Other 2018
Actuarial benefit obligation
Discount rate	3.20%	2.95	% to 3.20%	3.80%	3.80	% to 4.00%
Benefit costs for the year ended
Discount rate	3.90%	3.90	% to 4.00%	3.60%	3.25	% to 3.60%
Future salary growth	2.50%		N/A	2.50%		N/A
Health care cost trend rate	N/A	3.49	% to 5.49%	N/A		4.50%
Other medical trend rates	N/A	4.00	% to 4.56%	N/A		4.50%

Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions used

	Pension		Other
As at December 31, 2019	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(45,385)	$57,745	$(2,751)	$3,576
Future salary growth	$9,856	$(8,874)	N/A	N/A
Medical and dental trend rates	N/A	N/A	$2,018	$(1,531)
	Pension		Other
As at December 31, 2018	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(39,145)	$49,361	$(2,471)	$3,224
Future salary growth	$7,572	$(6,919)	N/A	N/A
Medical and dental trend rates	N/A	N/A	$1,703	$(1,280